Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Profit before income tax and social contribution	R$ 4,677,942	R$ 3,912,319	R$ 3,503,614
Adjustments for:
Depreciation and amortization	1,780,094	1,392,541	1,301,897
Residual value of property, plant and equipment, intangible assets and investment properties written-off	45,434	24,974	24,935
Bad debt expense	128,099	165,433	82,681
Agreement signed with the municipality of Guarulhos	0	(928,014)	0
Agreement signed with the municipality of Santo André	(1,336,908)	0	0
Provisions and inflation adjustment	384,620	111,940	185,080
Interest calculated on borrowings and financing payable	568,679	563,902	426,781
Inflation adjustment and exchange gains (losses) on borrowings and financing	280,526	982,072	159,087
Interest and inflation adjustment on liabilities	46,038	30,103	25,751
Interest and inflation adjustment on assets	(39,547)	(64,046)	(31,619)
Finance charges from customers	(364,291)	(289,321)	(193,683)
Margin of fair value on intangible assets arising from concession	(65,172)	(63,013)	(70,335)
Provision for Consent Decree (TAC)	(130,345)	80,245	72,933
Share of profit of investees	(3,701)	(6,510)	(5,760)
Interest and monetary restatement (PPP)	397,576	0	0
Provision from São Paulo agreement	135,013	135,735	0
Pension obligations	267,423	243,569	304,500
Other adjustments	5,863	33,349	92,461
Total adustments	6,777,343	6,325,278	5,878,323
Changes in assets
Trade receivables	(72,538)	(71,679)	(42,194)
Accounts receivable from related parties	26,358	39,919	51,594
Inventories	(4,858)	20,075	(27,633)
Recoverable taxes	239,437	(104,118)	(233,952)
Escrow deposits	(12,302)	(1,639)	(32,200)
Other receivables	(1,966)	11,760	8,312
Changes in liabilities
Trade payables and contractors	(349,037)	(176,826)	(180,353)
Services payable	(114,957)	(89,988)	(51,779)
Accrued payroll and related taxes	159,794	(103,488)	56,841
Taxes and contributions payable	63,276	(4,829)	15,983
Deferred Cofins/PASEP	2,863	10,648	(7,889)
Provisions	(241,674)	(297,282)	(279,951)
Pension obligations	(221,784)	(217,000)	(228,282)
Other liabilities	(92,637)	122,214	(16,741)
Cash generated from operations	6,157,318	5,463,045	4,910,079
Interest paid	(737,326)	(732,048)	(676,087)
Income tax and social contribution paid	(1,222,747)	(888,077)	(932,110)
Net cash generated from operating activities	4,197,245	3,842,920	3,301,882
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(3,195,247)	(2,132,559)	(1,957,780)
Restricted cash	5,882	(13,078)	5,256
Investment increase/(decrease)	240	(1,136)	0
Purchase of property, plant and equipment	(78,159)	(50,645)	(18,920)
Dividends received	0	8,131	0
Net cash used in investing activities	(3,267,284)	(2,189,287)	(1,971,444)
Borrowings and financing
Proceeds from loans	1,793,388	1,634,553	1,007,572
Payment of loans	(2,148,198)	(1,678,748)	(1,098,558)
Payment of interest on capital	(739,996)	(653,393)	(765,933)
Public-Private Partnership - PPP	(548,079)	(178,333)	(31,758)
Program Contract Commitments	(63,057)	(31,568)	(44,935)
Net cash used in financing activities	(1,705,942)	(907,489)	(933,612)
Increase/(decrease) in cash and cash equivalents	(775,981)	746,144	396,826
Represented by :
Cash and cash equivalents at the beginning of the year	3,029,191	2,283,047	1,886,221
Cash and cash equivalents at the end of the year	2,253,210	3,029,191	2,283,047
Increase/(decrease) in cash and cash equivalents	R$ (775,981)	R$ 746,144	R$ 396,826